SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,
	2018	2019
	RMB	RMB
Assets:
Cash and cash equivalents	4,310,737	2,766,981
Term deposits	5,000	24,000
Accounts receivable, net	178,350	267,277
Other receivables, net	83,469	81,525
Loan receivables, net	593,255	729,798
Amounts due from related parties	8,663	50,000
Prepaid expenses and other assets	458,833	1,085,197
Contracts assets, net	12,642	24,814
Long‑term investments	569,066	293,441
Operating lease right-of-use assets, net	—	113,606
Property, equipment and software, net	72,696	95,783
Goodwill, net	7,351	72,224
Intangible assets, net	19,083	45,362
Deferred tax assets, net	84,338	503,078
Total assets	6,403,483	6,153,086
Liabilities:
Deferred revenue	280,512	772,340
Payroll and welfare payable	28,115	35,958
Income tax payable	297,785	303,684
Accrued expenses and other liabilities	639,557	1,056,128
Operating lease liabilities	—	119,005
Amounts due to related parties	14,702	29,902
Deferred tax liabilities	4,771	13,200
Total liabilities	1,265,442	2,330,217

	For the years ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	3,554,288	5,270,948	4,305,272
Net income (loss)	314,448	2,702,469	(1,551,509)

	For the years ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	155,520	2,906,094	(439,357)
Net cash used in investing activities	(498,638)	(803,155)	(1,315,875)
Net cash provided by (used in) financing activities	—	1,000	(5,188)

Schedule of disaggregation by types of revenues and revenue by product offerings

	Loan	Post
	facilitation	origination	Other
2017	services	services	revenues	Total
	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	4,954,907	147,944	—	5,102,851
Non‑revolving loan products	1,313,417	108,845	—	1,422,262
Direct lending program revenue	4,472	127	—	4,599
Other revenue	—	—	212,068	212,068
Total	6,272,796	256,916	212,068	6,741,780

	Loan	Post
	facilitation	origination	Other
2018	services	services	revenues	Total
	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	4,728,255	282,057	—	5,010,312
Non‑revolving loan products	186,679	85,218	—	271,897
Direct lending program revenue	45,737	164	—	45,901
Other revenue	—	—	228,372	228,372
Total	4,960,671	367,439	228,372	5,556,482

	Loan	Post
	facilitation	origination	Other
2019	services	services	revenues	Total
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	1,698,133	269,718	—	1,967,851
Non‑revolving loan products	104,611	30,226	—	134,837
Direct lending program revenue	1,675,153	304,788	—	1,979,941
Other revenue	—	—	342,334	342,334
Total	3,477,897	604,732	342,334	4,424,963

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Loan product revenue	6,265,900	4,930,515	3,590,693
Wealth management product revenue	442,814	471,060	573,355
Others	33,066	154,907	260,915
Total	6,741,780	5,556,482	4,424,963

Schedule of contract assets

	December 31,	December 31,
	2018	2019
	RMB	RMB
Contract assets from loan facilitation services and post origination services	12,971	27,079
Less: Allowance for loss for contract assets	(329)	(2,255)
Total	12,642	24,824

Schedule of movement of allowance for loss for contract assets

	December 31,	December 31,
	2018	2019
	RMB	RMB
Balance at beginning of the year	—	329
Provision for doubtful contract assets	329	14,811
Write-offs	—	(12,885)
Balance at end of the year	329	2,255

Schedule of movement of allowance for credit losses

	Accounts	Other	Loan
	receivable	receivables	receivables	Total
	RMB	RMB	RMB	RMB
Balance at December 31, 2016	27,730	5,010	—	32,740
Provision for doubtful accounts	1,881	—	—	1,881
Balance at December 31, 2017	29,611	5,010	—	34,621
Reversal	(2,966)	—	—	(2,966)
Write-off	(25,592)	—	—	(25,592)
Balance at December 31, 2018	1,053	5,010	—	6,063
Provision for doubtful accounts (i)	1,447,582	36,803	649,771	2,134,156
Reversal	—	(329)	—	(329)
Write-off	(15,186)	(4,711)	(34,179)	(54,076)
Balance at December 31, 2019	1,433,449	36,773	615,592	2,085,814

(i)In 2019, provision for doubtful accounts receivable mainly related to accounts receivable with PICC, who was responsible for the collection of the Group’s service fees under the Group’s direct lending program. In November 2019, PICC no longer made payments for the outstanding receivables and the Group has performed an analysis on the collectability of the receivables and recognized a full valuation allowance for the outstanding account receivable in the amount RMB 1,432,312. The Group is pursuing a legal proceeding for the collection of this outstanding amounts due from PICC. See Note 22, Subsequent Event, for disclosure related to the status of the legal proceeding commenced against PICC in May 2020.

Schedule of estimated useful lives of property and equipment

Computer and electronic equipment	3 years
Furniture and office equipment	5 years
Office Building	20 years
License	20 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or estimated useful lives